UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2006

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	CLS Investment Firm, LLC
       Address: 4020 South 147th Street
             	Omaha, NE 68137


       Form 13F File Number: 28-11877

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Brian Nielsen
       Title:	Chief Compliance Officer
       Phone:	(402) 493-3313

       Signature, Place, and Date of Signing:

                Brian Nielsen            Omaha, Nebraska      February 16, 2007
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-05947           PADCO Advisors II, Inc.
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:

       Form 13F Information Table Entry Total:	   100

       Form 13F Information Table Value Total:	$989,535
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5          COLUMN 6       COLUMN 7           COLUMN 8
                                                                                                                VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    MARKET    SHRS OR   SH/      INVESTMENT        OTHER      SOLE    SHARED  NONE
                                          NUMBER     VALUE    PRN AMT  PUT/      DISCRETION      MANAGERS
                                                   (X$1000)             PRN
                                                                       CALL
AK STL HLDG CORP          COM            001547 10      $208    12,300  SH          SOLE           NONE      12,300
                                         8
BARCLAYS BK PLC           DJAIG CMDTY 36 06738C 77    $2,643    54,000  SH          SOLE           NONE      54,000
                                         8
BERKSHIRE HATHAWAY INC    CL A           084670 10    $9,239        84  SH          SOLE           NONE        84
DEL                                      8
BERKSHIRE HATHAWAY INC    CL A           084670 10      $660         6  SH          SOLE           NONE                         6
DEL                                      8
CORUS GROUP PLC           SPONSORED ADR  22087M 10      $201     9,700  SH          SOLE           NONE       9,700
                                         1
DIAMONDS TR               UNIT SER 1     252787 10   $13,685   110,000  SH          SOLE           NONE      110,000
                                         6
GRAFTECH INTL LTD         COM            384313 10      $199    28,800  SH          SOLE           NONE      28,800
                                         2
ISHARES INC               MSCI EMU INDEX 464286 60    $2,736    26,470  SH          SOLE           NONE                      26,470
                                         8
ISHARES INC               MSCI SINGAPORE 464286 67    $9,206   822,000  SH          SOLE           NONE      822,000
                                         3
ISHARES INC               MSCI UTD KINGD 464286 69      $468    20,000  SH          SOLE           NONE      20,000
                                         9
ISHARES INC               MSCI TAIWAN    464286 73    $6,051   417,000  SH          SOLE           NONE      417,000
                                         1
ISHARES INC               MSCI SWEDEN    464286 75    $1,872    58,000  SH          SOLE           NONE      58,000
                                         6
ISHARES INC               MSCI SPAIN     464286 76    $9,219   172,000  SH          SOLE           NONE      172,000
                                         4
ISHARES INC               MSCI GERMAN    464286 80    $6,708   249,000  SH          SOLE           NONE      249,000
                                         6
ISHARES INC               MSCI NETHERLND 464286 81    $6,393   243,000  SH          SOLE           NONE      243,000
                                         4
ISHARES INC               MSCI MEXICO    464286 82    $7,168   140,000  SH          SOLE           NONE      140,000
                                         2
ISHARES INC               MSCI HONG KONG 464286 87    $1,312    82,000  SH          SOLE           NONE      82,000
                                         1
ISHARES INC               S&P 100 IDX FD 464287 10    $4,661    70,386  SH          SOLE           NONE                      70,386
                                         1
ISHARES TR                LRGE CORE INDX 464287 12   $11,869   157,000  SH          SOLE           NONE      157,000
                                         7
ISHARES TR                DJ SEL DIV INX 464287 16      $263     3,719  SH          SOLE           NONE                       3,719
                                         8
ISHARES TR                US TIPS BD FD  464287 17      $395     4,000  SH          SOLE           NONE       4,000
                                         6
ISHARES TR                US TIPS BD FD  464287 17       $34       341  SH          SOLE           NONE                        341
                                         6
ISHARES TR                TRANSP AVE IDX 464287 19    $1,636    20,000  SH          SOLE           NONE      20,000
                                         2
ISHARES TR                S&P 500 INDEX  464287 20   $21,016   148,000  SH          SOLE           NONE      148,000
                                         0
ISHARES TR                S&P 500 INDEX  464287 20    $1,458    10,270  SH          SOLE           NONE                      10,270
                                         0
ISHARES TR                LEHMAN AGG BND 464287 22   $14,457   145,000  SH          SOLE           NONE      145,000
                                         6
ISHARES TR                LEHMAN AGG BND 464287 22    $5,205    52,203  SH          SOLE           NONE                      52,203
                                         6
ISHARES TR                MSCI EMERG MKT 464287 23   $41,444   363,000  SH          SOLE           NONE      363,000
                                         4
ISHARES TR                MSCI EMERG MKT 464287 23       $26       231  SH          SOLE           NONE                        231
                                         4
ISHARES TR                IBOXX INV CPBD 464287 24    $2,026    18,996  SH          SOLE           NONE                      18,996
                                         2
ISHARES TR                S&P GBL INF    464287 29    $4,724    81,000  SH          SOLE           NONE      81,000
                                         1
ISHARES TR                S&P500 GRW     464287 30      $269     4,142  SH          SOLE           NONE                       4,142
                                         9
ISHARES TR                S&P GBL HLTHCR 464287 32    $4,346    76,000  SH          SOLE           NONE      76,000
                                         5
ISHARES TR                S&P GBL FIN    464287 33    $2,626    29,000  SH          SOLE           NONE      29,000
                                         3
ISHARES TR                S&P LTN AM 40  464287 39    $8,497    50,000  SH          SOLE           NONE      50,000
                                         0
ISHARES TR                S&P 500 VALUE  464287 40   $10,995   143,000  SH          SOLE           NONE      143,000
                                         8
ISHARES TR                S&P 500 VALUE  464287 40      $388     5,047  SH          SOLE           NONE                       5,047
                                         8
ISHARES TR                20+ YR TRS BD  464287 43    $2,564    29,000  SH          SOLE           NONE      29,000
                                         2
ISHARES TR                7-10 YR TRS BD 464287 44    $7,420    90,000  SH          SOLE           NONE      90,000
                                         0
ISHARES TR                7-10 YR TRS BD 464287 44    $1,184    14,361  SH          SOLE           NONE                      14,361
                                         0
ISHARES TR                1-3 YR TRS BD  464287 45    $8,829   110,417  SH          SOLE           NONE                      110,417
                                         7
ISHARES TR                MSCI EAFE IDX  464287 46   $73,293 1,001,000  SH          SOLE           NONE     1,001,000
                                         5
ISHARES TR                MSCI EAFE IDX  464287 46   $22,226   303,548  SH          SOLE           NONE                      303,548
                                         5
ISHARES TR                RUSSELL MCP VL 464287 47      $193     1,319  SH          SOLE           NONE                       1,319
                                         3
ISHARES TR                RUSSELL MCP GR 464287 48   $28,550   277,000  SH          SOLE           NONE      277,000
                                         1
ISHARES TR                RUSSELL MCP GR 464287 48    $3,752    36,407  SH          SOLE           NONE                      36,407
                                         1
ISHARES TR                RUSSELL MIDCAP 464287 49   $18,970   190,000  SH          SOLE           NONE      190,000
                                         9
ISHARES TR                RUSSELL MIDCAP 464287 49    $5,343    53,518  SH          SOLE           NONE                      53,518
                                         9
ISHARES TR                GLMN SCHS SOFT 464287 51      $313     7,000  SH          SOLE           NONE       7,000
                                         5
ISHARES TR                S&P GLB100INDX 464287 57    $6,745    91,000  SH          SOLE           NONE      91,000
                                         2
ISHARES TR                S&P GLB100INDX 464287 57      $988    13,328  SH          SOLE           NONE                      13,328
                                         2
ISHARES TR                CONS SRVC IDX  464287 58      $337     5,000  SH          SOLE           NONE       5,000
                                         0
ISHARES TR                RUSSELL1000VAL 464287 59   $57,001   690,000  SH          SOLE           NONE      690,000
                                         8
ISHARES TR                RUSSELL1000VAL 464287 59   $19,047   230,317  SH          SOLE           NONE                      230,317
                                         8
ISHARES TR                RUSSELL1000GRW 464287 61   $93,335 1,697,000  SH          SOLE           NONE     1,697,000
                                         4
ISHARES TR                RUSSELL1000GRW 464287 61   $19,511   354,557  SH          SOLE           NONE                      354,557
                                         4
ISHARES TR                RUSSELL 2000   464287 65   $30,440   390,000  SH          SOLE           NONE      390,000
                                         5
ISHARES TR                DJ US TELECOMM 464287 71    $1,483    50,000  SH          SOLE           NONE      50,000
                                         3
ISHARES TR                DJ US HEALTHCR 464287 76    $4,649    70,000  SH          SOLE           NONE      70,000
                                         2
ISHARES TR                DJ US HEALTHCR 464287 76       $36       550  SH          SOLE           NONE                        550
                                         2
ISHARES TR                LARGE VAL INDX 464288 10    $3,267    39,000  SH          SOLE           NONE      39,000
                                         9
ISHARES TR                MID CORE INDEX 464288 20    $5,763    70,000  SH          SOLE           NONE      70,000
                                         8
ISHARES TR                MID CORE INDEX 464288 20    $3,098    37,670  SH          SOLE           NONE                      37,670
                                         8
ISHARES TR                DJ INS INDX FD 464288 78    $2,278    42,000  SH          SOLE           NONE      42,000
                                         6
ISHARES TR                MSCI GRW IDX   464288 88    $1,710    25,000  SH          SOLE           NONE      25,000
                                         5
LEVEL 3 COMMUNICATIONS    COM            52729N 10       $79    14,079  SH          SOLE           NONE                      14,079
INC                                      0
NASDAQ 100 TR             UNIT SER 1     631100 10   $91,931 2,130,000  SH          SOLE           NONE     2,130,000
                                         4
NASDAQ 100 TR             UNIT SER 1     631100 10    $1,823    42,240  SH          SOLE           NONE                      42,240
                                         4
RELIANCE STEEL & ALUMINUM COM            759509 10      $201     5,100  SH          SOLE           NONE       5,100
CO                                       2
RYDEX ETF TRUST           TOP 50 ETF     78355W 20    $2,913    27,000  SH          SOLE           NONE      27,000
                                         5
SPDR TR                   UNIT SER 1     78462F 10   $63,052   445,000  SH          SOLE           NONE      445,000
                                         3
SELECT SECTOR SPDR TR     SBI MATERIALS  81369Y 10   $14,998   430,000  SH          SOLE           NONE      430,000
                                         0
SELECT SECTOR SPDR TR     SBI MATERIALS  81369Y 10        $8       230  SH          SOLE           NONE                        230
                                         0
SELECT SECTOR SPDR TR     SBI HEALTHCARE 81369Y 20      $670    20,000  SH          SOLE           NONE      20,000
                                         9
SELECT SECTOR SPDR TR     SBI CONS STPLS 81369Y 30    $9,687   370,000  SH          SOLE           NONE      370,000
                                         8
SELECT SECTOR SPDR TR     SBI INT-ENERGY 81369Y 50    $1,173    20,000  SH          SOLE           NONE      20,000
                                         6
SELECT SECTOR SPDR TR     SBI INT-FINL   81369Y 60   $23,256   633,000  SH          SOLE           NONE      633,000
                                         5
SELECT SECTOR SPDR TR     SBI INT-INDS   81369Y 70    $9,103   260,000  SH          SOLE           NONE      260,000
                                         4
SELECT SECTOR SPDR TR     SBI INT-TECH   81369Y 80    $1,397    60,000  SH          SOLE           NONE      60,000
                                         3
SELECT SECTOR SPDR TR     SBI INT-UTILS  81369Y 88    $9,364   255,000  SH          SOLE           NONE      255,000
                                         6
STREETTRACKS GOLD TR      GOLD SHS       863307 10    $1,264    20,000  SH          SOLE           NONE      20,000
                                         4
STREETTRACKS SER TR       KBW CAP MK ETF 86330E 77      $536     8,000  SH          SOLE           NONE       8,000
                                         8
VAN KAMPEN SENIOR INCOME  COM            920961 10    $2,687   305,000  SH          SOLE           NONE      305,000
TR                                       9
VAN KAMPEN SENIOR INCOME  COM            920961 10       $90    10,178  SH          SOLE           NONE                      10,178
TR                                       9
VANGUARD INTL EQUITY      EMR MKT ETF    922042 85    $2,554    33,000  SH          SOLE           NONE      33,000
INDEX F                                  8
VANGUARD INTL EQUITY      PACIFIC ETF    922042 86   $11,632   175,000  SH          SOLE           NONE      175,000
INDEX F                                  6
VANGUARD WORLD FDS        CONSUM STP ETF 92204A 20    $3,190    50,000  SH          SOLE           NONE      50,000
                                         7
VANGUARD WORLD FDS        HEALTH CAR ETF 92204A 50    $2,792    49,000  SH          SOLE           NONE      49,000
                                         4
VANGUARD WORLD FDS        HEALTH CAR ETF 92204A 50      $207     3,633  SH          SOLE           NONE                       3,633
                                         4
VANGUARD WORLD FDS        MATERIALS ETF  92204A 80      $707    10,000  SH          SOLE           NONE      10,000
                                         1
VANGUARD INDEX FDS        MID CAP ETF    922908 62   $60,283   830,000  SH          SOLE           NONE      830,000
                                         9
VANGUARD INDEX FDS        LARGE CAP ETF  922908 63    $2,518    40,000  SH          SOLE           NONE      40,000
                                         7
VANGUARD INDEX FDS        GROWTH ETF     922908 73    $2,318    40,000  SH          SOLE           NONE      40,000
                                         6
VANGUARD INDEX FDS        GROWTH ETF     922908 73       $12       200  SH          SOLE           NONE                        200
                                         6
VANGUARD INDEX FDS        VALUE ETF      922908 74   $27,260   400,000  SH          SOLE           NONE      400,000
                                         4
VANGUARD INDEX FDS        SMALL CP ETF   922908 75    $1,362    20,000  SH          SOLE           NONE      20,000
                                         1
WELLS FARGO & CO NEW      COM            949746 10      $202     5,686  SH          SOLE           NONE                       5,686
                                         1
WISDOMTREE TRUST          INTL SMCAP DIV 97717W 76    $2,266    36,000  SH          SOLE           NONE      36,000
                                         0
WISDOMTREE TRUST          EUROPE SMCP DV 97717W 86    $1,175    18,000  SH          SOLE           NONE      18,000
                                         9
WORTHINGTON INDS INC      COM            981811 10      $197    11,100  SH          SOLE           NONE      11,100
                                         2
